Accounts Receivable Net (Tables)	12 Months Ended
Dec. 31, 2020
Accounts Receivable Net
Summary of accounts receivable
	December 31, 2020	December 31, 2019
Accounts receivable	$208,341	$295,265
Accounts receivable - related parties	$451,030	$53,458
Less: allowance for doubtful accounts	$177,716	$125,180
Total accounts receivable, net	$481,656	$223,543